NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
NATURE OF OPERATIONS

NOTE 1 — NATURE OF OPERATIONS

Organization - Golden Growers Cooperative was initially organized as a North Dakota member-owned cooperative incorporated on January 19, 1994 (“GG-ND”). GG-ND and two other partners, one of whom was American Crystal Sugar Company (“ACSC”) entered into a joint venture that formed ProGold Limited Liability Company, a Minnesota limited liability company (“ProGold”) which designed and constructed a corn wet-milling facility in Wahpeton, North  Dakota (the “Facility”). Under the joint venture, GG-ND (and indirectly its members) had the right and obligation to deliver corn to be processed at the Facility. After it was constructed and operated briefly by its members, the Facility was leased to Cargill Incorporated (“Cargill”) who continues to operate the Facility under a lease that runs through December 31, 2022 and which will be automatically extended through 2023 in the event that either (i) Cargill has not, prior to December 31, 2021, exercised an option to purchase ACSC’s 50% interest in ProGold pursuant to an Option Agreement between Cargill and ACSC dated as of April 4, 2017 and effective as of January 1, 2018 or (ii) if the parties have not otherwise mutually agreed to extend or terminate the lease. Golden Growers Cooperative and ACSC are the current members of ProGold, with Golden Growers Cooperative holding a 49% interest and ACSC holding the remaining 51% interest.

On July 29, 2009 GG-ND formed a wholly owned cooperative subsidiary in the state of Minnesota (GG-MN), organized under Minnesota Statutes chapter 308A, solely for the purpose of reincorporating into the state of Minnesota. On September 1, 2009, GG-ND merged into GG-MN and reincorporated into the state of Minnesota. Immediately after the merger, GG-MN statutorily converted into a cooperative association governed under Minnesota Statutes 308B. As a result of its reincorporation and reorganization Golden Growers — North Dakota, a North Dakota cooperative association historically taxed as a tax-exempt cooperative under Subchapter T of the Internal Revenue Code, became Golden Growers Cooperative, a Minnesota cooperative association governed by Minnesota Statutes chapter 308B as a cooperative for state law purposes but taxed as a partnership under Subchapter K of the Internal Review Code for tax purposes. Golden Growers Cooperative succeeded to the business of Golden Growers — North Dakota and except for changes to the structure and operations as a result of the reincorporation and statutory conversion, continues to operate the business of Golden Growers — North Dakota.

As part of the Conversion, GG-ND’s members exchanged their shares of Class A Common Voting Membership Stock and Class B Non-Voting Equity Stock for identical and equal shares of such stock in GG-MN. Each member’s single share of Class A Common Voting Membership Stock was redeemed for $150 and each member received membership units in GG-MN equal to the number of shares of Class B Non-Voting Equity Stock each member held in GG-ND prior to the Merger.

Prior to September 1, 2009, ownership of membership stock, which signified membership in the Cooperative, was restricted to producers of agricultural products. The ownership of equity stock was restricted to members of the Cooperative. Preferred stock could be held by persons who were not members of the Cooperative. At August 31, 2009 and 2008, the Cooperative had 10,000 shares of non-voting, $1,000 par-value preferred stock authorized, of which none were issued or outstanding. Equity requirements, as determined by the board of directors, could be retained from amounts due to patrons and credited to members’ equity in the form of unit retains or allocated patronage.

The Cooperative reserved the right to acquire any of its stock offered for sale and the right to recall the stock of any member. In the event this right was exercised, the consideration paid for such stock was 25% of its book value.

Beginning September 1, 2009, ownership of membership units is available to any person or entity residing in the United States of America. Net proceeds or losses will be allocated to members on the basis of their patronage of the Cooperative.

In connection with the Conversion, the Cooperative changed its fiscal year end to December 31.